Deferred Revenue (Details) - Schedule Of Deferred Revenues - VASO CORPORATION [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Deferred Revenue (Details) - Schedule Of Deferred Revenues [Line Items]
Deferred revenue at beginning of period	$ 33,586	$ 27,096	$ 30,803	$ 24,965	$ 24,965
Recognized as revenue:
Recognized as revenue			(2,437,000)	(1,927,000)	(5,838,000)	$ (7,260,000)
Deferred revenue at end of period	33,240	26,892	33,240	26,892	$ 30,803	$ 24,965
Less: current portion	18,535	17,525	18,535	17,525
Long-term deferred revenue at end of period	14,705	9,367	14,705	9,367
Deferred Extended Service Contracts [Member]
Net additions:
Net additions			2
Recognized as revenue:
Recognized as revenue	(1)	(1)	(4)	(4)
Deferred Commission Revenues [Member]
Net additions:
Net additions	2,924	3,474	12,406	11,741
Recognized as revenue:
Recognized as revenue	$ (3,269)	$ (3,677)	$ (9,967)	$ (9,810)